SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, Net (Details)	12 Months Ended
Feb. 29, 2020
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years